SCHEDULE OF RIGHT OF USE ASSETS RELATED TO LEASES (Details) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Right of use assets	$ 721,687	$ 344,746
Buildings [member]
IfrsStatementLineItems [Line Items]
Right of use assets	721,687	342,361
Vehicles [member]
IfrsStatementLineItems [Line Items]
Right of use assets		$ 2,385